United States
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:         Mitchell Capital Management
Address: 4600 Madison, Suite 200
         Kansas City, MO  64112

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:


Name:    Teresa Burch
Title:   Director of Operations
Phone:   816-561-4780


______________________________    Kansas City, Missouri         _____________
Signature                                             Date


Report Type   (Check only one.):

[X ]     13F Holdings Report
[  ]     13F Notice
[  ]     13F Combination Report

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          329

Form 13F Information Table Value Total:          19132.883

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AFLAC Inc (A+)                 Common Stocks    001055102     4387   104775 SH
     SOLE                   104775
Abbott Labs (A+)               Common Stocks    002824100      369    10050 SH
     SOLE                    10050
Acxiom Corp (B)                Common Stocks    005125109     3058   155550 SH
     SOLE                   155550
Air Express Intl (B+)          Common Stocks    009104100     4687   206588 SH
     SOLE                   206588
America Online Inc (B-)        Common Stocks    02364J104     3951    37965 SH
     SOLE                    37965
American Express (B+)          Common Stocks    025816109     5806    43005 SH
     SOLE                    43005
American Intl Group (A+)       Common Stocks    026874107     2610    30022 SH
     SOLE                    30022
American Power Conversion (B+) Common Stocks    029066107     5505   289750 SH
     SOLE                   289750
Applied Materials Inc (B)      Common Stocks    038222105     4822    62075 SH
     SOLE                    62075
BP Amoco PLC ADR (NR)          Common Stocks    055622104     2503    22587 SH
     SOLE                    22587
Ballard Power (B-)             Common Stocks    05858H104     1463    50675 SH
     SOLE                    50675
Bell Atlantic (B+)             Common Stocks    077853109      334     4962 SH
     SOLE                     4962
Block H & R Inc (A-)           Common Stocks    093671105      300     6900 SH
     SOLE                     6900
Bristol Myers (A)              Common Stocks    110122108      242     3580 SH
     SOLE                     3580
CSG Systems (NR)               Common Stocks    126349109     3448   125800 SH
     SOLE                   125800
Cass Commercial Corp (NR)      Common Stocks                   535    21000 SH
     SOLE                    21000
Cigna Corp (B+)                Common Stocks                   202     2600 SH
     SOLE                     2600
Cisco Systems Inc (B+)         Common Stocks    17275R102     5902    86082 SH
     SOLE                    86082
Coca Cola (A+)                 Common Stocks    191216100      650    13470 SH
     SOLE                    13470
Computer Science(B+)           Common Stocks    205363104     4432    63030 SH
     SOLE                    63030
De Vry Inc. (B)                Common Stocks    251893103     1832    91600 SH
     SOLE                    91600
Disney Walt (A-)               Common Stocks    254687106      312    12000 SH
     SOLE                    12000
Elan Corp PLC - sp ADR         Common Stocks    284131208     3125    93100 SH
     SOLE                    93100
Express Scripts (NR)           Common Stocks    302182100     6581    84100 SH
     SOLE                    84100
Exxon Corp (A)                 Common Stocks    302290101      205     2700 SH
     SOLE                     2700
Firstar (NR)                   Common Stocks    33763v109      569    22221 SH
     SOLE                    22221
General Elec (A+)              Common Stocks    369604103     1245    10500 SH
     SOLE                    10500
Gillette Co (A)                Common Stocks                   256     7550 SH
     SOLE                     7550
Home Depot Inc (A+)            Common Stocks                   392     5710 SH
     SOLE                     5710
Incyte Pharmaceuticals (NR)    Common Stocks    45337C102     1501    64900 SH
     SOLE                    64900
Intel Corp (A-)                Common Stocks    458140100     4610    62040 SH
     SOLE                    62040
JD Edwards (NR)                Common Stocks    281667105     1585    76500 SH
     SOLE                    76500
JDS Uniphase Corp (C)          Common Stocks    46612J101     9194    80780 SH
     SOLE                    80780
Johnsn & Johnsn (A+)           Common Stocks    478160104     5111    55625 SH
     SOLE                    55625
Johnson Controls (A)           Common Stocks    478366107     5929    89410 SH
     SOLE                    89410
Leggett & Platt (A)            Common Stocks    524660107      240    12192 SH
     SOLE                    12192
Lucent Tech (NR)               Common Stocks    549463107      526     8102 SH
     SOLE                     8102
MBNA Corp (A)                  Common Stocks    55262L100      242    10630 SH
     SOLE                    10630
MCI Worldcom (B)               Common Stocks    55268B106     3480    48420 SH
     SOLE                    48420
McDonald's (A+)                Common Stocks    580135101      381     8800 SH
     SOLE                     8800
Merck & Co Inc. (A+)           Common Stocks    589331107     4838    74645 SH
     SOLE                    74645
Microsoft Corp (A-)            Common Stocks                  1288    14220 SH
     SOLE                    14220
Mobil Corp (B+)                Common Stocks    607059102     2990    29675 SH
     SOLE                    29675
Motorola Inc (A)               Common Stocks    620076109      211     2400 SH
     SOLE                     2400
N.W. Nat Gas (B+)              Common Stocks    667655104      205     7950 SH
     SOLE                     7950
Nabors Industries Inc (B)      Common Stocks    629568106     1995    79800 SH
     SOLE                    79800
Network Associates (NR)        Common Stocks    640938106     1627    85050 SH
     SOLE                    85050
Paychex Inc (A)                Common Stocks                   202     5905 SH
     SOLE                     5905
Petroleum Geo Svcs (NR)        Common Stocks    716597109     2512   131800 SH
     SOLE                   131800
Procter & Gamble (A)           Common Stocks                   362     3860 SH
     SOLE                     3860
Protective Life Corp (A+)      Common Stocks    743674103     1957    67500 SH
     SOLE                    67500
Qwest Comm Intl (NR)           Common Stocks    749121109     2500    84550 SH
     SOLE                    84550
Royal Dutch Pete (A-)          Common Stocks    780257705      632    10700 SH
     SOLE                    10700
SBC Communications Inc. (A-)   Common Stocks    845333103      246     4808 SH
     SOLE                     4808
Schering Plough (A+)           Common Stocks    806605101      327     7500 SH
     SOLE                     7500
Starbucks Corp (NR)            Common Stocks    855244109     2483   100180 SH
     SOLE                   100180
Sterling Commerce (NR)         Common Stocks    859205106     1737    93550 SH
     SOLE                    93550
Sun Microsystems (B+)          Common Stocks    866810104     7696    82750 SH
     SOLE                    82750
Sungard Data (B+)              Common Stocks    867363103     4352   165400 SH
     SOLE                   165400
Teligent Inc. (NR)             Common Stocks    87959Y103     2732    54975 SH
     SOLE                    54975
Transocean Offshore Inc (NR)   Common Stocks    893817106     2847    92950 SH
     SOLE                    92950
Tyco Intl LTD (B+)             Common Stocks    902124106     2746    26600 SH
     SOLE                    26600
Wash. Gas Lt (A)               Common Stocks    938837101      209     7700 SH
     SOLE                     7700
Battle Mountain Gold                            VV3023882       15    20000 PRN
     SOLE                    20000
T Rowe Price Spectrum Growth                    779906205      329 19132.883SH
     SOLE                19132.883